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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2000

Click here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

	David B. Kennedy	Mequon, WI	Nov 14, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table value Total:	$393,851

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERA CORPORATION             COM              021441100      640    13400 SH       SOLE                                      13400
AMERICA ONLINE INC DEL         COM              02364J104     3546    65981 SH       SOLE                    51000             14981
AMERICAN FILM TECH NEW         COM              026038307        7   100000 SH       SOLE                                     100000
BROADCOM CORP CLA CLASS A      COM              111320107      624     2560 SH       SOLE                                       2560
CISCO SYSTEM INC               COM              17275R102    60852  1101391 SH       SOLE                   517200            584191
E M C CORP MASS                COM              268648102    58149   586626 SH       SOLE                   286200            300426
GENERAL ELECTRIC CO            COM              369604103     9191   159318 SH       SOLE                    79500             80718
HARLEY DAVIDSON                COM              412822108      248     5190 SH       SOLE                                       5190
HEWLETT PACKARD                COM              428236103      569     5870 SH       SOLE                                       5870
INTEL CORP                     COM              458140100    21662   520405 SH       SOLE                   244200            276205
JDS UNIPHASE CORPORATION       COM              46612J101    13448   142030 SH       SOLE                    57575             84455
KOHLS CORP                     COM              500255104     8695   150726 SH       SOLE                   125500             25226
LUCENT TECHNOLOGIES INC        COM              549463107     7088   231921 SH       SOLE                   201000             30921
MICROSOFT CP WASH              COM              594918104    10983   182288 SH       SOLE                   121975             60313
NETSMART TECHNOLOGIES INC      COM              64114W306       77    19766 SH       SOLE                                      19766
NETWORK APPLIANCE              COM              64120l104    10061    78986 SH       SOLE                     3325             75886
NOKIA CORP SPON ADR            COM              654902204    21664   544140 SH       SOLE                   307600            237740
NORTEL NETWORKS CORP HLDG CO   COM              656568102     6081   102087 SH       SOLE                    70000             32087
ORACLE CORP                    COM              68389X105      563     7150 SH       SOLE                                       7150
PARAMETRIC TECH CORP           COM              699173100     2078   190000 SH       SOLE                   190000
PMC SIERRA INC                 COM              69344F106    29250   135890 SH       SOLE                    77830             58060
QLOGIC CORP                    COM              747277101      858     9750 SH       SOLE                                       9750
RELIANCE GROUP HLDGS INC       COM              759464100       44   200000 SH       SOLE                                     200000
SANMINA CORP                   COM              800907107     8497    90760 SH       SOLE                    63300             27460
SCHWAB CHARLS CP NEW           COM              808513105     3871   109041 SH       SOLE                    66500             42541
SDL, INC                       COM              784076101    14892    48350 SH       SOLE                    26150             22450
SNAP ON INC                    COM              833034101      244    10361 SH       SOLE                                      10361
SOLECTRON                      COM              834182107    19920   431860 SH       SOLE                   303600            129260
SUN MICROSYSTEMS               COM              866810104    37491   321118 SH       SOLE                   128100            193018
TELLABS INC  DEL               COM              879664100     7146   149651 SH       SOLE                    86300             63351
TEXAS INSTRUMENTS  INC         COM              882508104     8612   182503 SH       SOLE                   106800             75703
TYCO                           COM              902124106      259     5000 SH       SOLE                                       5000
VITESSE SEMICONDUCTOR CP       COM              928497106    24031   270199 SH       SOLE                   135075            135624
VODAFONE GROUP                 COM              92857T107     2510    67850 SH       SOLE                    50000             17850
REPORT SUMMARY		       34 DATA RECORDS		    393851           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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